December 31, 2003	• •	Pacific Select Fund Pacific Select Exec Separate Account of Pacific Life Insurance Company

Annual

          Reports

PACIFIC SELECT

PACIFIC SELECT FUND

Chairman’s Letter	A-1
Performance Discussion	A-2
Schedules of Investments and Notes	B-1
Financial Statements:
Statements of Assets and Liabilities	C-1
Statements of Operations	C-5
Statements of Changes in Net Assets	C-9
Financial Highlights	D-1
Notes to Financial Statements	E-1
Independent Auditors’ Report	F-1
Trustees and Officers Information	G-1
Special Meetings of Shareholders	G-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT

Chairman’s Letter	H-1
Financial Statements:
Statements of Assets and Liabilities	I-1
Statements of Operations	I-5
Statements of Changes in Net Assets	I-9
Financial Highlights	J-1
Notes to Financial Statements	K-1
Independent Auditors’ Report	L-1

Dear Pacific Life Variable Universal Life Insurance Policy Owner:

We are pleased to share with you the 2003 Annual Report of the Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life Insurance Company (“Pacific Life”).

The Separate Account supports your Pacific Life Variable Universal Life Insurance Policy (“the Policy”). The Separate Account is divided into subaccounts, called Variable Accounts.

If you have any questions, please contact your Registered Representative, or call Pacific Life’s Marketing Department at our toll free number 1-800-800-7681.

Sincerely,

Thomas C. Sutton

Chairman and Chief Executive Officer

Pacific Life Insurance Company

H-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2003

(In thousands)

	Blue Chip Variable Account	Aggressive Growth Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	Short Duration Bond Variable Account	I-Net TollkeeperSM Variable Account	Financial Services Variable Account	Health Sciences Variable Account

ASSETS

Investments:

Blue Chip Portfolio	$45,862

Aggressive Growth Portfolio		$6,148

Diversified Research Portfolio			$43,866

Small-Cap Equity Portfolio				$226,877

International Large-Cap Portfolio					$63,594

Short Duration Bond Portfolio						$17,489

I-Net TollkeeperSM Portfolio							$6,084

Financial Services Portfolio								$5,303

Health Sciences Portfolio									$9,819

Receivables:

Due from Pacific Life Insurance Company	48	7	3,183	—	3,090	21	3	30	13

Fund shares redeemed	—	—	—	1,030	—	—	—	—	—

Total Assets	45,910	6,155	47,049	227,907	66,684	17,510	6,087	5,333	9,832

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	—	—	—	1,030	—	—	—	—	—

Fund shares purchased	48	7	3,183	—	3,090	21	3	30	13

Total Liabilities	48	7	3,183	1,030	3,090	21	3	30	13

NET ASSETS	$45,862	$6,148	$43,866	$226,877	$63,594	$17,489	$6,084	$5,303	$9,819

Shares Owned in each Portfolio	6,091	779	4,117	12,238	9,499	1,762	1,543	525	1,085

Cost of Investments	$43,925	$5,448	$38,928	$201,612	$58,522	$17,586	$5,381	$4,596	$8,524

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

(In thousands)

	Technology Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	Multi- Strategy Variable Account

ASSETS

Investments:

Technology Portfolio	$9,046

Growth LT Portfolio		$294,001

Focused 30 Portfolio			$5,276

Mid-Cap Value Portfolio				$104,101

International Value Portfolio					$181,446

Capital Opportunities Portfolio						$12,457

Equity Index Portfolio							$446,273

Small-Cap Index Portfolio								$73,866

Multi-Strategy Portfolio									$96,327

Receivables:

Due from Pacific Life Insurance Company	1,830	—	4	—	—	7	—	2	—

Fund shares redeemed	—	858	—	73	512	—	1,045	—	918

Total Assets	10,876	294,859	5,280	104,174	181,958	12,464	447,318	73,868	97,245

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	—	862	—	73	512	—	1,045	—	918

Fund shares purchased	1,830	—	4	—	—	7	—	2	—

Total Liabilities	1,830	862	4	73	512	7	1,045	2	918

NET ASSETS	$9,046	$293,997	$5,276	$104,101	$181,446	$12,457	$446,273	$73,866	$96,327

Shares Owned in each Portfolio	2,002	16,777	739	7,113	14,047	1,595	16,868	6,287	6,355

Cost of Investments	$7,955	$451,787	$4,372	$93,564	$152,235	$11,933	$506,146	$59,314	$95,597

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

(In thousands)

	Main Street® Core Variable Account (1)	Emerging Markets Variable Account	Inflation Managed Variable Account	Managed Bond Variable Account	Small-Cap Value Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Income Variable Account	Equity Variable Account

ASSETS

Investments:

Main Street® Core Portfolio (1)	$142,279

Emerging Markets Portfolio		$37,434

Inflation Managed Portfolio			$103,178

Managed Bond Portfolio				$217,153

Small-Cap Value Portfolio					$12,323

Money Market Portfolio						$277,927

High Yield Bond Portfolio							$72,817

Equity Income Portfolio								$13,543

Equity Portfolio									$50,077

Receivables:

Due from Pacific Life Insurance Company	—	154	—	—	15	79	—	—	—

Fund shares redeemed	530	—	233	247	—	—	267	2	200

Total Assets	142,809	37,588	103,411	217,400	12,338	278,006	73,084	13,545	50,277

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	530	—	233	247	—	—	267	2	200

Fund shares purchased	—	154	—	—	15	79	—	—	—

Total Liabilities	530	154	233	247	15	79	267	2	200

NET ASSETS	$142,279	$37,434	$103,178	$217,153	$12,323	$277,927	$72,817	$13,543	$50,077

Shares Owned in each Portfolio	7,593	3,781	8,445	19,458	978	27,554	10,370	1,266	2,875

Cost of Investments	$161,369	$24,892	$98,971	$215,085	$10,611	$278,036	$67,662	$11,605	$58,450

(1)	Formerly named Large-Cap Core Variable Account and Large-Cap Core Portfolio.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

(In thousands)

	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Comstock Variable Account (1)	Real Estate Variable Account	Mid-Cap Growth Variable Account	Variable Account I	Variable Account II	Variable Account III	Variable Account V

ASSETS

Investments:
Aggressive Equity Portfolio	$35,974
Large-Cap Value Portfolio		$107,947
Comstock Portfolio (1)			$15,743
Real Estate Portfolio				$48,227
Mid-Cap Growth Portfolio					$13,813
Brandes International Equity Fund						$39,679
Turner Core Growth Fund							$19,671
Frontier Capital Appreciation Fund								$39,059
Business Opportunity Value Fund									$4,684

Receivables:
Due from Pacific Life Insurance Company	—	—	21	—	—	—	86	161	2
Fund shares redeemed	103	61	—	31	11	86	—	—	—

Total Assets	36,077	108,008	15,764	48,258	13,824	39,765	19,757	39,220	4,686

LIABILITIES

Payables:
Due to Pacific Life Insurance Company	103	61	—	31	11	86	—	—	—
Fund shares purchased	—	—	21	—	—	—	86	161	2

Total Liabilities	103	61	21	31	11	86	86	161	2

NET ASSETS	$35,974	$107,947	$15,743	$48,227	$13,813	$39,679	$19,671	$39,059	$4,684

Shares Owned in each Portfolio/Fund	3,950	9,291	1,767	3,042	2,463	2,725	1,491	1,981	464

Cost of Investments	$34,511	$95,841	$13,661	$40,612	$12,942	$34,958	$18,762	$29,867	$3,913

(1)	Formerly named Strategic Value Variable Account and Strategic Value Portfolio.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003

(In thousands)

	Blue Chip Variable Account	Aggressive Growth Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	Short Duration Bond Variable Account (1)	I-Net Tollkeeper Variable Account	Financial Services Variable Account	Health Sciences Variable Account

INVESTMENT INCOME

Dividends	$94	$—	$123	$919	$593	$244	$—	$33	$—

Net Investment Income	94	—	123	919	593	244	—	33	—

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(2,845)	(181)	(284)	(8,332)	8,646	(3)	340	(80)	(400)

Change in net unrealized appreciation (depreciation) on investments	10,976	1,314	7,877	73,009	4,710	(97)	1,103	1,087	2,278

Net Gain (Loss) on Investments	8,131	1,133	7,593	64,677	13,356	(100)	1,443	1,007	1,878

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,225	$1,133	$7,716	$65,596	$13,949	$144	$1,443	$1,040	$1,878

(1)	Operations commenced during 2003 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

(In thousands)

	Technology Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	Multi- Strategy Variable Account

INVESTMENT INCOME

Dividends	$—	$—	$—	$486	$2,660	$43	$6,064	$362	$1,452

Net Investment Income	—	—	—	486	2,660	43	6,064	362	1,452

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(705)	(63,914)	(269)	(860)	(34,675)	(732)	(9,965)	(995)	(8,358)

Change in net unrealized appreciation on investments	2,287	138,811	1,512	23,008	71,700	3,061	101,994	21,550	27,600

Net Gain on Investments	1,582	74,897	1,243	22,148	37,025	2,329	92,029	20,555	19,242

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,582	$74,897	$1,243	$22,634	$39,685	$2,372	$98,093	$20,917	$20,694

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

(In thousands)

	Main Street Core Variable Account (1)	Emerging Markets Variable Account	Inflation Managed Variable Account	Managed Bond Variable Account	Small-Cap Value Variable Account (2)	Money Market Variable Account	High Yield Bond Variable Account	Equity Income Variable Account	Equity Variable Account

INVESTMENT INCOME

Dividends	$1,263	$299	$6,206	$21,103	$92	$2,447	$4,703	$152	$170

Net Investment Income	1,263	299	6,206	21,103	92	2,447	4,703	152	170

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(21,020)	(32)	4,474	5,626	49	(123)	(2,700)	(85)	(11,798)

Change in net unrealized appreciation (depreciation) on investments	49,923	14,225	(2,326)	(12,882)	1,712	102	9,721	2,485	21,417

Net Gain (Loss) on Investments	28,903	14,193	2,148	(7,256)	1,761	(21)	7,021	2,400	9,619

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,166	$14,492	$8,354	$13,847	$1,853	$2,426	$11,724	$2,552	$9,789

(1)	Formerly named Large-Cap Core Variable Account.

(2)	Operations commenced during 2003 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

(In thousands)

	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Comstock Variable Account (1)	Real Estate Variable Account	Mid-Cap Growth Variable Account	Variable Account I	Variable Account II	Variable Account III	Variable Account IV (2)	Variable Account V

INVESTMENT INCOME

Dividends	$161	$1,107	$93	$2,064	$—	$359	$38	$—	$10	$28

Net Investment Income	161	1,107	93	2,064	—	359	38	—	10	28

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(7,241)	(7,306)	(130)	1,100	909	(1,190)	(2,359)	(933)	(3,843)	(83)

Change in net unrealized appreciation on investments	16,161	30,393	2,873	9,557	1,629	12,835	6,460	12,659	4,463	998

Net Gain on Investments	8,920	23,087	2,743	10,657	2,538	11,645	4,101	11,726	620	915

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,081	$24,194	$2,836	$12,721	$2,538	$12,004	$4,139	$11,726	$630	$943

(1)	Formerly named Strategic Value Variable Account.

(2)	The Clifton Enhanced U.S. Equity Fund was liquidated as of June 30, 2003. All outstanding units were fully redeemed or tranferred at or before that date (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

(In thousands)

	Blue Chip Variable Account		Aggressive Growth Variable Account		Diversified Research Variable Account		Small-Cap Equity Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$94	$34	$—	$—	$123	$38	$919	$990
Net realized loss from security transactions	(2,845)	(556)	(181)	(723)	(284)	(1,447)	(8,332)	(47,500)
Change in net unrealized appreciation (depreciation) on investments	10,976	(6,985)	1,314	(167)	7,877	(2,966)	73,009	(5,550)

Net Increase (Decrease) in Net Assets Resulting from Operations	8,225	(7,507)	1,133	(890)	7,716	(4,375)	65,596	(52,060)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	9,540	7,970	1,451	1,423	4,895	2,879	22,385	26,305
Transfers between variable accounts, net	5,792	10,458	1,136	(1,844)	20,412	(5,836)	10,546	(20,222)
Transfers—policy charges and deductions	(4,318)	(3,163)	(670)	(590)	(1,858)	(1,145)	(15,112)	(15,947)
Transfers—surrenders	(1,473)	(1,017)	(134)	(180)	(800)	(166)	(13,204)	(13,454)
Transfers—other	(236)	(208)	(123)	(78)	326	(124)	(1,105)	(1,795)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	9,305	14,040	1,660	(1,269)	22,975	(4,392)	3,510	(25,113)

NET INCREASE (DECREASE) IN NET ASSETS	17,530	6,533	2,793	(2,159)	30,691	(8,767)	69,106	(77,173)

NET ASSETS
Beginning of Year	28,332	21,799	3,355	5,514	13,175	21,942	157,771	234,944

End of Year	$45,862	$28,332	$6,148	$3,355	$43,866	$13,175	$226,877	$157,771

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	International Large-Cap Variable Account		Short Duration Bond Variable Account (1)	I-Net Tollkeeper Variable Account		Financial Services Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Period Ended December 31, 2003	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$593	$322	$244	$—	$—	$33	$9

Net realized gain (loss) from security transactions	8,646	(7,067)	(3)	340	(2,754)	(80)	(211)

Change in net unrealized appreciation (depreciation) on investments	4,710	749	(97)	1,103	980	1,087	(374)

Net Increase (Decrease) in Net Assets Resulting from Operations	13,949	(5,996)	144	1,443	(1,774)	1,040	(576)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	9,082	8,114	2,250	850	903	904	919

Transfers between variable accounts, net	11,542	5,898	16,405	1,370	479	607	789

Transfers—policy charges and deductions	(4,641)	(3,716)	(924)	(518)	(488)	(470)	(392)

Transfers—surrenders	(1,774)	(775)	(289)	(153)	(54)	(90)	(69)

Transfers—other	(13)	(340)	(97)	(43)	12	(22)	(22)

Net Increase in Net Assets Derived from Policy Transactions	14,196	9,181	17,345	1,506	852	929	1,225

NET INCREASE (DECREASE) IN NET ASSETS	28,145	3,185	17,489	2,949	(922)	1,969	649

NET ASSETS

Beginning of Year	35,449	32,264	—	3,135	4,057	3,334	2,685

End of Year	$63,594	$35,449	$17,489	$6,084	$3,135	$5,303	$3,334

(1)	Operations commenced during 2003 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Health Sciences Variable Account		Technology Variable Account		Growth LT Variable Account		Focused 30 Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$—	$—	$—	$—	$—	$2,708	$—	$4

Net realized loss from security transactions	(400)	(605)	(705)	(1,103)	(63,914)	(40,262)	(269)	(402)

Change in net unrealized appreciation (depreciation) on investments	2,278	(1,092)	2,287	(1,196)	138,811	(61,352)	1,512	(457)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,878	(1,697)	1,582	(2,299)	74,897	(98,906)	1,243	(855)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	1,726	1,661	1,017	1,181	42,999	55,267	722	559

Transfers between variable accounts, net	1,156	1,149	4,074	926	(9,138)	(30,842)	1,748	977

Transfers—policy charges and deductions	(854)	(684)	(546)	(444)	(26,001)	(28,048)	(443)	(317)

Transfers—surrenders	(295)	(56)	(213)	(151)	(15,473)	(13,602)	(83)	(18)

Transfers—other	(16)	(127)	(55)	71	(1,631)	(1,547)	(135)	(12)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,717	1,943	4,277	1,583	(9,244)	(18,772)	1,809	1,189

NET INCREASE (DECREASE) IN NET ASSETS	3,595	246	5,859	(716)	65,653	(117,678)	3,052	334

NET ASSETS
Beginning of Year	6,224	5,978	3,187	3,903	228,344	346,022	2,224	1,890

End of Year	$9,819	$6,224	$9,046	$3,187	$293,997	$228,344	$5,276	$2,224

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Mid-Cap Value Variable Account		International Value Variable Account		Capital Opportunities Variable Account		Equity Index Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$486	$4,521	$2,660	$1,482	$43	$16	$6,064	$35,821

Net realized gain (loss) from security transactions	(860)	665	(34,675)	(28,069)	(732)	(976)	(9,965)	3,060

Change in net unrealized appreciation (depreciation) on investments	23,008	(16,684)	71,700	4,445	3,061	(1,763)	101,994	(136,816)

Net Increase (Decrease) in Net Assets Resulting from Operations	22,634	(11,498)	39,685	(22,142)	2,372	(2,723)	98,093	(97,935)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	13,018	13,906	22,488	25,571	2,473	2,404	61,634	67,430

Transfers between variable accounts, net	15,127	356	4,620	(9,394)	1,154	1,373	10,102	1,439

Transfers—policy charges and deductions	(7,569)	(6,356)	(12,615)	(12,812)	(1,182)	(1,022)	(33,099)	(33,423)

Transfers—surrenders	(3,976)	(3,359)	(11,031)	(10,975)	(406)	(416)	(34,081)	(18,768)

Transfers—other	308	(508)	(1,107)	(1,071)	(53)	(20)	334	(1,974)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	16,908	4,039	2,355	(8,681)	1,986	2,319	4,890	14,704

NET INCREASE (DECREASE) IN NET ASSETS	39,542	(7,459)	42,040	(30,823)	4,358	(404)	102,983	(83,231)

NET ASSETS

Beginning of Year	64,559	72,018	139,406	170,229	8,099	8,503	343,290	426,521

End of Year	$104,101	$64,559	$181,446	$139,406	$12,457	$8,099	$446,273	$343,290

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Small-Cap Index Variable Account		Multi-Strategy Variable Account		Main Street Core Variable Account (1)		Emerging Markets Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$362	$257	$1,452	$4,407	$1,263	$1,061	$299	$104

Net realized gain (loss) from security transactions	(995)	(3,527)	(8,358)	(6,062)	(21,020)	(19,209)	(32)	2,469

Change in net unrealized appreciation (depreciation) on investments	21,550	(5,325)	27,600	(19,006)	49,923	(35,375)	14,225	(3,359)

Net Increase (Decrease) in Net Assets Resulting from Operations	20,917	(8,595)	20,694	(20,661)	30,166	(53,523)	14,492	(786)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	7,063	6,510	10,932	12,180	16,815	20,793	3,725	3,998

Transfers between variable accounts, net	17,309	3,315	1,350	934	2,015	(23,651)	3,117	(792)

Transfers—policy charges and deductions	(3,579)	(2,438)	(7,240)	(8,773)	(11,246)	(12,535)	(2,308)	(2,158)

Transfers—surrenders	(1,580)	(1,430)	(34,487)	(34,341)	(10,020)	(10,009)	(1,431)	(845)

Transfers—other	607	(70)	(523)	(369)	(627)	(1,258)	(240)	(160)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	19,820	5,887	(29,968)	(30,369)	(3,063)	(26,660)	2,863	43

NET INCREASE (DECREASE) IN NET ASSETS	40,737	(2,708)	(9,274)	(51,030)	27,103	(80,183)	17,355	(743)

NET ASSETS

Beginning of Year	33,129	35,837	105,601	156,631	115,176	195,359	20,079	20,822

End of Year	$73,866	$33,129	$96,327	$105,601	$142,279	$115,176	$37,434	$20,079

(1)	Formerly named Large-Cap Core Variable Account and Large-Cap Core Portfolio.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Inflation Managed Variable Account		Managed Bond Variable Account		Small-Cap Value Variable Account (1)	Money Market Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Period Ended December 31, 2003	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$6,206	$1,518	$21,103	$11,947	$92	$2,447	$4,308

Net realized gain (loss) from security transactions	4,474	1,905	5,626	276	49	(123)	(88)

Change in net unrealized appreciation (depreciation) on investments	(2,326)	5,825	(12,882)	10,851	1,712	102	3

Net Increase in Net Assets Resulting from Operations	8,354	9,248	13,847	23,074	1,853	2,426	4,223

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	13,510	9,215	28,299	28,574	1,216	241,275	285,721

Transfers between variable accounts, net	(296)	44,678	(5,359)	5,958	9,966	(218,750)	(88,725)

Transfers—policy charges and deductions	(7,257)	(4,616)	(17,439)	(15,968)	(471)	(31,670)	(30,025)

Transfers—surrenders	(7,299)	(2,326)	(24,919)	(15,208)	(195)	(31,683)	(53,834)

Transfers—other	(1,667)	(761)	(9,168)	(1,364)	(46)	(10,388)	(18,317)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,009)	46,190	(28,586)	1,992	10,470	(51,216)	94,820

NET INCREASE (DECREASE) IN NET ASSETS	5,345	55,438	(14,739)	25,066	12,323	(48,790)	99,043

NET ASSETS

Beginning of Year	97,833	42,395	231,892	206,826	—	326,717	227,674

End of Year	$103,178	$97,833	$217,153	$231,892	$12,323	$277,927	$326,717

(1)	Operations commenced during 2003 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	High Yield Bond Variable Account		Equity Income Variable Account (1)		Equity Variable Account		Aggressive Equity Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Period Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$4,703	$4,540	$152	$54	$170	$185	$161	$—

Net realized loss from security transactions	(2,700)	(6,934)	(85)	(61)	(11,798)	(10,915)	(7,241)	(3,498)

Change in net unrealized appreciation (depreciation) on investments	9,721	1,139	2,485	(547)	21,417	(3,510)	16,161	(4,611)

Net Increase (Decrease) in Net Assets Resulting from Operations	11,724	(1,255)	2,552	(554)	9,789	(14,240)	9,081	(8,109)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	7,582	10,079	3,738	1,000	9,290	10,823	6,016	6,379

Transfers between variable accounts, net	8,147	213	2,550	6,240	(2,904)	(2,400)	496	1,569

Transfers—policy charges and deductions	(4,858)	(4,018)	(997)	(362)	(4,529)	(4,957)	(3,278)	(3,147)

Transfers—surrenders	(4,005)	(3,634)	(258)	(84)	(1,881)	(1,543)	(2,149)	(1,118)

Transfers—other	(628)	(677)	(179)	(103)	226	(699)	452	(919)

Net Increase in Net Assets Derived from Policy Transactions	6,238	1,963	4,854	6,691	202	1,224	1,537	2,764

NET INCREASE (DECREASE) IN NET ASSETS	17,962	708	7,406	6,137	9,991	(13,016)	10,618	(5,345)

NET ASSETS

Beginning of Year	54,855	54,147	6,137	—	40,086	53,102	25,356	30,701

End of Year	$72,817	$54,855	$13,543	$6,137	$50,077	$40,086	$35,974	$25,356

(1)	Operations commenced on January 2, 2002.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Large-Cap Value Variable Account		Comstock Variable Account (1)		Real Estate Variable Account		Mid-Cap Growth Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$1,107	$704	$93	$4	$2,064	$1,699	$—	$—

Net realized gain (loss) from security transactions	(7,306)	(4,223)	(130)	(410)	1,100	611	909	(2,942)

Change in net unrealized appreciation (depreciation) on investments	30,393	(14,313)	2,873	(659)	9,557	(3,076)	1,629	(1,093)

Net Increase (Decrease) in Net Assets Resulting from Operations	24,194	(17,832)	2,836	(1,065)	12,721	(766)	2,538	(4,035)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	16,843	15,256	2,111	1,289	6,061	6,044	2,106	2,094

Transfers between variable accounts, net	12,586	2,880	8,464	1,052	2,933	10,511	4,094	3,395

Transfers—policy charges and deductions	(8,549)	(6,847)	(1,024)	(501)	(3,684)	(2,801)	(1,176)	(796)

Transfers—surrenders	(2,734)	(1,878)	(390)	(149)	(2,282)	(1,326)	(196)	(82)

Transfers—other	(339)	(548)	(76)	(96)	(12)	(353)	(18)	(59)

Net Increase in Net Assets Derived from Policy Transactions	17,807	8,863	9,085	1,595	3,016	12,075	4,810	4,552

NET INCREASE (DECREASE) IN NET ASSETS	42,001	(8,969)	11,921	530	15,737	11,309	7,348	517

NET ASSETS

Beginning of Year	65,946	74,915	3,822	3,292	32,490	21,181	6,465	5,948

End of Year	$107,947	$65,946	$15,743	$3,822	$48,227	$32,490	$13,813	$6,465

(1)	Formerly named Strategic Value Variable Account and Strategic Value Portfolio.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Variable Account I		Variable Account II		Variable Account III		Variable Account IV (1)		Variable Account V

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Period Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$359	$1,127	$38	$29	$—	$—	$10	$447	$28	$11

Net realized loss from security transactions	(1,190)	(1,276)	(2,359)	(2,257)	(933)	(1,094)	(3,843)	(1,859)	(83)	(11)

Change in net unrealized appreciation (depreciation) on investments	12,835	(3,972)	6,460	(1,192)	12,659	(4,120)	4,463	(2,019)	998	(227)

Net Increase (Decrease) in Net Assets Resulting from Operations	12,004	(4,121)	4,139	(3,420)	11,726	(5,214)	630	(3,431)	943	(227)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	4,406	3,937	2,618	2,408	4,561	3,377	681	2,298	630	269

Transfers between variable accounts, net	2,697	1,504	3,819	1,652	9,073	576	(11,683)	2,024	1,635	1,780

Transfers—policy charges and deductions	(1,828)	(1,568)	(1,131)	(872)	(1,812)	(1,454)	(411)	(926)	(223)	(71)

Transfers—surrenders	(984)	(455)	(662)	(249)	(1,251)	(369)	(223)	(92)	(39)	—

Transfers—other	(122)	22	(6)	19	(70)	(24)	(42)	(160)	8	(21)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,169	3,440	4,638	2,958	10,501	2,106	(11,678)	3,144	2,011	1,957

NET INCREASE (DECREASE) IN NET ASSETS	16,173	(681)	8,777	(462)	22,227	(3,108)	(11,048)	(287)	2,954	1,730

NET ASSETS

Beginning of Year	23,506	24,187	10,894	11,356	16,832	19,940	11,048	11,335	1,730	—

End of Year	$39,679	$23,506	$19,671	$10,894	$39,059	$16,832	$—	$11,048	$4,684	$1,730

(1)	The Clifton Enhanced U.S. Equity Fund was liquidated as of June 30, 2003. All outstanding units were fully redeemed or tranferred at or before that date (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns for each year or period ended are presented in the table below. The ratio of expenses to average daily net assets is 0.00% for all Variable Accounts.

For the Year or Period Ended	AUV at End of Year/Period	Number of Units Outstanding	Total Net Assets (in $000’s)	Ratios of Investment Income to Average Net Assets (1)	Total Returns (2)

Blue Chip
2003	$7.20	6,371,597	$45,862	0.27%	25.36%
2002	5.74	4,934,487	28,332	0.14%	(25.94%)
01/04/2001 – 12/31/2001 (3)	7.75	2,811,771	21,799	0.12%	(21.39%)

Aggressive Growth
2003	$7.89	779,123	$6,148	0.00%	26.66%
2002	6.23	538,452	3,355	0.00%	(22.32%)
01/04/2001 – 12/31/2001 (3)	8.02	687,433	5,514	0.00%	(18.82%)

Diversified Research
2003	$11.13	3,940,814	$43,866	0.48%	32.63%
2002	8.39	1,569,725	13,175	0.29%	(24.19%)
2001(3)	11.07	1,981,854	21,942	0.27%	(2.05%)

Small-Cap Equity
2003	$47.42	4,784,417	$226,877	0.50%	40.81%
2002	33.68	4,684,838	157,771	0.51%	(23.58%)
2001(3)	44.07	5,331,480	234,944	16.62%	(1.75%)

International Large-Cap
2003	$6.89	9,224,647	$63,594	1.31%	30.52%
2002	5.28	6,711,211	35,449	0.95%	(17.63%)
2001(3)	6.41	5,031,727	32,264	0.84%	(18.63%)

Short Duration Bond (4)

05/01/2003 – 12/31/2003	$10.10	1,732,267	$17,489	2.67%	0.96%

I-Net Tollkeeper
2003	$3.94	1,543,338	$6,084	0.00%	43.22%
2002	2.75	1,139,068	3,135	0.00%	(38.62%)
2001(3)	4.48	904,785	4,057	0.00%	(32.93%)

Financial Services
2003	$10.11	524,534	$5,303	0.83%	29.00%
2002	7.84	425,502	3,334	0.27%	(14.59%)
01/04/2001 – 12/31/2001 (3)	9.17	292,594	2,685	0.49%	(7.97%)

Health Sciences
2003	$9.79	1,003,438	$9,819	0.00%	27.82%
2002	7.66	812,945	6,224	0.00%	(23.30%)
01/04/2001 – 12/31/2001 (3)	9.98	598,921	5,978	0.00%	1.04%

Technology
2003	$4.76	1,902,193	$9,046	0.00%	42.58%
2002	3.34	955,613	3,187	0.00%	(46.34%)
01/05/2001 – 12/31/2001 (3)	6.22	627,943	3,903	0.00%	(36.41%)

Growth LT
2003	$33.33	8,820,098	$293,997	0.00%	33.98%
2002	24.88	9,178,024	228,344	0.99%	(28.97%)
2001(3)	35.03	9,878,677	346,022	17.28%	(28.84%)

Focused 30
2003	$7.19	734,167	$5,276	0.00%	42.26%
2002	5.05	440,228	2,224	0.17%	(29.41%)
2001(3)	7.16	264,148	1,890	0.07%	(13.24%)

Mid-Cap Value
2003	$16.16	6,439,885	$104,101	0.59%	29.10%
2002	12.52	5,156,119	64,559	6.60%	(14.46%)
2001(3)	14.64	4,920,202	72,018	3.58%	13.93%

International Value
2003	$20.45	8,873,873	$181,446	1.78%	27.71%
2002	16.01	8,707,275	139,406	0.96%	(13.91%)
2001(3)	18.60	9,153,924	170,229	2.73%	(22.30%)

Capital Opportunities
2003	$7.24	1,720,188	$12,457	0.45%	27.13%
2002	5.70	1,421,819	8,099	0.19%	(26.78%)
01/12/2001 – 12/31/2001 (3)	7.78	1,093,055	8,503	0.21%	(21.52%)

Equity Index
2003	$40.43	11,037,075	$446,273	1.59%	28.29%
2002	31.52	10,892,323	343,290	9.46%	(22.34%)
2001(3)	40.58	10,509,402	426,521	1.46%	(11.18%)

Small-Cap Index
2003	$13.30	5,554,119	$73,866	0.71%	46.53%
2002	9.08	3,649,989	33,129	0.82%	(21.19%)
2001(3)	11.52	3,111,792	35,837	9.13%	2.78%

Multi-Strategy
2003	$39.26	2,453,312	$96,327	1.47%	23.28%
2002	31.85	3,315,491	105,601	3.09%	(13.06%)
2001 (3)	36.64	4,275,164	156,631	2.68%	(0.79%)

Main Street Core (5)
2003	$39.59	3,593,636	$142,279	1.03%	26.96%
2002	31.19	3,693,237	115,176	0.70%	(28.40%)
2001(3)	43.56	4,485,299	195,359	1.88%	(7.87%)

Emerging Markets
2003	$10.41	3,597,135	$37,434	1.20%	68.42%
2002	6.18	3,249,820	20,079	0.48%	(3.07%)
2001(3)	6.37	3,266,714	20,822	0.16%	(9.32%)

Inflation Managed
2003	$33.92	3,041,925	$103,178	6.09%	8.24%
2002	31.34	3,122,159	97,833	2.28%	15.45%
2001(3)	27.14	1,561,993	42,395	3.63%	4.28%

Managed Bond
2003	$34.39	6,314,379	$217,153	9.40%	6.24%
2002	32.37	7,163,388	231,892	5.42%	10.93%
2001(3)	29.18	7,087,634	206,826	5.14%	6.65%

See Notes to Financial Statements	See explanation of references on J-2

J-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

For the Year or Period Ended	AUV at End of Year/Period	Number of Units Outstanding	Total Net Assets (in $000’s)	Ratios of Investment Income to Average Net Assets (1)	Total Returns (2)

Small-Cap Value (4)

05/01/2003 - 12/31/2003	$12.69	970,884	$12,323	1.76%	26.93%

Money Market

2003	$20.01	13,892,825	$277,927	0.80%	0.79%

2002	19.85	16,460,385	326,717	1.43%	1.42%
2001(3)	19.57	11,632,924	227,674	3.70%	3.85%

High Yield Bond

2003	$31.79	2,290,346	$72,817	7.37%	20.29%

2002	26.43	2,075,480	54,855	8.67%	(3.00%)
2001(3)	27.25	1,987,170	54,147	9.89%	1.17%

Equity Income

2003	$10.91	1,240,969	$13,543	1.59%	26.24%

01/02/2002 - 12/31/2002	8.65	709,867	6,137	1.71%	(13.55%)

Equity

2003	$11.08	4,520,255	$50,077	0.38%	24.33%

2002	8.91	4,498,857	40,086	0.40%	(26.51%)
2001(3)	12.12	4,379,878	53,102	6.78%	(20.84%)

Aggressive Equity

2003	$10.59	3,398,472	$35,974	0.53%	33.14%

2002	7.95	3,189,278	25,356	0.00%	(25.09%)
2001(3)	10.61	2,892,614	30,701	0.00%	(16.90%)

Large-Cap Value

2003	$12.22	8,834,486	$107,947	1.31%	31.24%

2002	9.31	7,083,069	65,946	1.05%	(22.96%)
2001(3)	12.08	6,199,163	74,915	3.85%	(3.04%)

Comstock (7)

2003	$9.02	1,746,197	$15,743	1.03%	31.38%

2002	6.86	556,955	3,822	0.10%	(22.15%)
2001(3)	8.82	373,489	3,292	0.43%	(9.20%)

Real Estate

2003	$19.74	2,443,728	$48,227	5.29%	37.52%

2002	14.35	2,264,017	32,490	5.71%	(0.32%)
2001(3)	14.40	1,471,261	21,181	4.06%	8.79%

Mid-Cap Growth

2003	$5.47	2,524,178	$13,813	0.00%	30.39%

2002	4.20	1,540,456	6,465	0.00%	(47.03%)
01/04/2001 – 12/31/2001 (3)	7.92	750,712	5,948	0.00%	(19.83%)

I

2003	$20.08	1,975,752	$39,679	1.27%	47.43%

2002	13.62	1,725,503	23,506	4.65%	(15.30%)
2001(3)	16.08	1,503,806	24,187	5.27%	(12.77%)

II

2003	$16.53	1,190,189	$19,671	0.28%	34.58%

2002	12.28	887,140	10,894	0.27%	(26.52%)
2001(3)	16.71	679,453	11,356	0.11%	(22.46%)

III

2003	$23.25	1,680,154	$39,059	0.00%	55.89%

2002	14.91	1,128,715	16,832	0.00%	(25.28%)
2001(3)	19.96	999,083	19,940	0.84%	(0.36%)

V

2003	$10.68	438,776	$4,684	0.91%	29.65%

02/06/2002 – 12/31/2002	8.23	210,060	1,730	1.22%	(17.66%)

(1)	The ratios of investment income to average daily net assets for periods of less than one full year are annualized.

(2)	Total returns do not include deductions at the separate account or contract level for any mortality and expense risk charges, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(3)	Total returns were calculated through December 28, 2001, the last business day of the fiscal year for the Separate Account.

(4)	Operations commenced during 2003 (See Note 1 to Financial Statements).

(5)	The Main Street Core Variable Account was formerly named Large-Cap Core Variable Account.

(6)	The Clifton Enhanced U.S. Equity Fund was liquidated as of June 30, 2003. All outstanding units were fully redeemed or transferred at or before that date (See Note 1 to Financial Statements).

(7)	The Comstock Variable Account was formerly named Strategic Value Variable Account.

See Notes to Financial Statements

J-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2003 is comprised of thirty-six subaccounts called Variable Accounts: the Blue Chip, Aggressive Growth, Diversified Research, Small-Cap Equity, International Large-Cap, Short Duration Bond, I-Net TollkeeperSM, Financial Services, Health Sciences, Technology, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Equity Index, Small-Cap Index, Multi-Strategy, Main Street® Core (formerly Large-Cap Core), Emerging Markets, Inflation Managed, Managed Bond, Small-Cap Value, Money Market, High Yield Bond, Equity Income, Equity, Aggressive Equity, Large-Cap Value, Comstock (formerly Strategic Value), Real Estate, and Mid-Cap Growth Variable Accounts, and Variable Account I, Variable Account II, Variable Account III, and Variable Account V. (I-Net Tollkeeper is a service mark of Goldman, Sachs & Co., and Main Street is a registered trademark of OppenheimerFunds). The assets in each of the first thirty-two Variable Accounts invest in shares of the corresponding portfolios of Pacific Select Fund and the assets in each of the last four Variable Accounts (I, II, III, and V) invest in shares of the Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation, and Business Opportunity Value Funds, respectively, which are all portfolios of M Fund, Inc. (collectively, the “Funds”). Each portfolio/fund pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections B through F of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account organized and registered with the Securities and Exchange Commission two new Variable Accounts that began operations in 2003: the Short Duration Bond and Small-Cap Value Variable Accounts. Both Variable Accounts commenced operations on May 1, 2003.

On June 30, 2003, the net assets of the Clifton Enhanced U.S. Equity Fund, the underlying fund for the Variable Account IV, were liquidated. A total of 300,804 outstanding accumulation units (valued at $3,933,147) of the Variable Account IV at the end of that date were transferred to the Money Market Variable Account.

On December 31, 2003, the net assets of the Pacific Select Fund’s Research, Global Growth, and Telecommunications Portfolios (the “Acquired Portfolios”), the underlying portfolios for the Research, Global Growth, and Telecommunications Variable Accounts, were transferred to the Pacific Select Fund’s Diversified Research, International Large-Cap, and Technology Portfolios (the “Surviving Portfolios”), respectively, in exchange for shares of the respective Surviving Portfolios (the “Reorganization”). In connection with the Reorganization, a total of 313,082 outstanding accumulation units (valued at $3,023,558) of the Research Variable Account were exchanged for 271,631 accumulation units with equal value of the Diversified Research Variable Account; a total of 349,550 outstanding accumulation units (valued at $3,061,086) of the Global Growth Variable Account were exchanged for 444,029 accumulation units with equal value of the International Large-Cap Variable Account; and a total of 529,844 outstanding accumulation units (valued at $1,849,527) of the Telecommunications Variable Account were exchanged for 388,931 accumulation units with equal value of the Technology Variable Account.

The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

The Separate Account held by Pacific Life represents funds from individual flexible premium variable life insurance policies. The assets of the Separate Account are carried at market value.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios/funds. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. CHARGES AND EXPENSES

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums for sales load and state, local and Federal tax charges before amounts are allocated to the Separate Account. Pacific Life also makes certain deductions from the net assets of each Variable Account for charges for the mortality and expense risks and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

3. SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUNDS’ SHARES

The cost of investments in the Funds’ shares are determined on an identified cost basis, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). A reconciliation of total cost and market value of the Separate Account’s investments in the Funds as of December 31, 2003, were as follows (amounts in thousands):

	Variable Accounts

	Blue Chip	Aggressive Growth	Diversified Research	Small-Cap Equity	International Large-Cap	Short Duration Bond (1)	I-Net Tollkeeper

Total cost of investments at beginning of year	$37,370	$3,969	$16,114	$205,514	$35,087	$—	$3,536
Add: Total net proceeds from policy transactions	15,449	2,892	24,753	34,187	123,480	18,912	6,869

Reinvested distributions from the Funds	94	—	123	919	593	244	—

Sub-Total	52,913	6,861	40,990	240,620	159,160	19,156	10,405
Less: Cost of investments disposed during the year	8,988	1,413	2,062	39,008	100,638	1,570	5,024

Total cost of investments at end of year	43,925	5,448	38,928	201,612	58,522	17,586	5,381
Add: Unrealized appreciation (depreciation)	1,937	700	4,938	25,265	5,072	(97)	703

Total market value of investments at end of year	$45,862	$6,148	$43,866	$226,877	$63,594	$17,489	$6,084

	Financial Services	Health Sciences	Technology	Growth LT	Focused 30	Mid-Cap Value	International Value

Total cost of investments at beginning of year	$3,715	$7,206	$4,383	$524,942	$2,832	$77,031	$181,896
Add: Total net proceeds from policy transactions	2,189	4,156	7,581	31,641	3,151	27,178	98,944

Reinvested distributions from the Funds	33	—	—	—	—	486	2,660

Sub-Total	5,937	11,362	11,964	556,583	5,983	104,695	283,500

Less: Cost of investments disposed during the year	1,341	2,838	4,009	104,796	1,611	11,131	131,265

Total cost of investments at end of year	4,596	8,524	7,955	451,787	4,372	93,564	152,235
Add: Unrealized appreciation (depreciation)	707	1,295	1,091	(157,786)	904	10,537	29,211

Total market value of investments at end of year	$5,303	$9,819	$9,046	$294,001	$5,276	$104,101	$181,446

	Capital Opportunities	Equity Index	Small-Cap Index	Multi- Strategy	Main Street Core (2)	Emerging Markets	Inflation Managed

Total cost of investments at beginning of year	$10,636	$505,157	$40,127	$132,472	$184,188	$21,762	$91,300
Add: Total net proceeds from policy transactions	3,279	60,627	28,812	7,601	31,539	17,526	29,496

Reinvested distributions from the Funds	43	6,064	362	1,452	1,263	299	6,206

Sub-Total	13,958	571,848	69,301	141,525	216,990	39,587	127,002
Less: Cost of investments disposed during the year	2,025	65,702	9,987	45,928	55,621	14,695	28,031

Total cost of investments at end of year	11,933	506,146	59,314	95,597	161,369	24,892	98,971
Add: Unrealized appreciation (depreciation)	524	(59,873)	14,552	730	(19,090)	12,542	4,207

Total market value of investments at end of year	$12,457	$446,273	$73,866	$96,327	$142,279	$37,434	$103,178

	Managed Bond	Small-Cap Value (1)	Money Market	High Yield Bond	Equity Income	Equity	Aggressive Equity

Total cost of investments at beginning of year	$216,942	$—	$326,929	$59,421	$6,684	$69,876	$40,054
Add: Total net proceeds from policy transactions	23,532	10,898	340,523	34,055	8,882	9,891	10,045

Reinvested distributions from the Funds	21,103	92	2,447	4,703	152	170	161

Sub-Total	261,577	10,990	669,899	98,179	15,718	79,937	50,260
Less: Cost of investments disposed during the year	46,492	379	391,863	30,517	4,113	21,487	15,749

Total cost of investments at end of year	215,085	10,611	278,036	67,662	11,605	58,450	34,511
Add: Unrealized appreciation (depreciation)	2,068	1,712	(109)	5,155	1,938	(8,373)	1,463

Total market value of investments at end of year	$217,153	$12,323	$277,927	$72,817	$13,543	$50,077	$35,974

	Large-Cap Value	Comstock (3)	Real Estate	Mid-Cap Growth	I	II	III

Total cost of investments at beginning of year	$84,232	$4,613	$34,431	$7,223	$31,620	$16,446	$20,299
Add: Total net proceeds from policy transactions	43,868	9,945	10,518	17,059	7,375	7,169	16,342

Reinvested distributions from the Funds	1,107	93	2,064	—	359	38	—

Sub-Total	129,207	14,651	47,013	24,282	39,354	23,653	36,641
Less: Cost of investments disposed during the year	33,366	990	6,401	11,340	4,396	4,891	6,774

Total cost of investments at end of year	95,841	13,661	40,612	12,942	34,958	18,762	29,867
Add: Unrealized appreciation	12,106	2,082	7,615	871	4,721	909	9,192

Total market value of investments at end of year	$107,947	$15,743	$48,227	$13,813	$39,679	$19,671	$39,059

(1)	Operations commenced during 2003 (See Note 1 to Financial Statements).

(2)	The Main Street Core Variable Account was formerly named Large-Cap Core Variable Account.

(3)	The Comstock Variable Account was formerly named Strategic Value Variable Account.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

		Variable Accounts

		IV (1)	V

Total cost of investments at beginning of year		$15,510	$1,956
Add:	Total net proceeds from policy transactions	783	2,668
	Reinvested distributions from the Funds	10	28

	Sub-Total	16,303	4,652
Less:	Cost of investments disposed during the year	16,303	739

Total cost of investments at end of year		—	3,913
Add:	Unrealized appreciation	—	771

Total market value of investments at end of year		$—	$4,684

4. TRANSACTIONS IN SEPARATE ACCOUNT UNITS

Transactions in Separate Account units for the year ended December 31, 2003, were as follows (units in thousands):

	Variable Accounts

	Blue Chip	Aggressive Growth	Diversified Research	Small-Cap Equity	International Large-Cap	Short Duration Bond (2)	I-Net Tollkeeper

Total units outstanding at beginning of year	4,934	538	1,570	4,685	6,711	—	1,139
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	1,509	213	499	635	1,609	224	257
(b) Transfers between variable accounts, net	887	163	2,111	299	2,043	1,638	363
(c) Transfers—policy charges and deductions	(682)	(99)	(192)	(429)	(822)	(92)	(158)
(d) Transfers—surrenders	(236)	(20)	(86)	(375)	(314)	(29)	(48)
(e) Transfers—other	(40)	(16)	39	(31)	(2)	(9)	(10)

Sub-Total	1,438	241	2,371	99	2,514	1,732	404

Total units outstanding at end of year	6,372	779	3,941	4,784	9,225	1,732	1,543

	Financial Services	Health Sciences	Technology	Growth LT	Focused 30	Mid-Cap Value	International Value

Total units outstanding at beginning of year	426	813	956	9,178	440	5,156	8,707
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	104	199	257	1,536	124	945	1,325
(b) Transfers between variable accounts, net	62	127	886	(364)	279	1,141	287
(c) Transfers—policy charges and deductions	(54)	(100)	(136)	(929)	(75)	(550)	(747)
(d) Transfers—surrenders	(10)	(34)	(52)	(548)	(15)	(280)	(640)
(e) Transfers—other	(3)	(2)	(9)	(53)	(19)	28	(58)

Sub-Total	99	190	946	(358)	294	1,284	167

Total units outstanding at end of year	525	1,003	1,902	8,820	734	6,440	8,874

	Capital Opportunities	Equity Index	Small-Cap Index	Multi- Strategy	Main Street Core (3)	Emerging Markets	Inflation Managed

Total units outstanding at beginning of year	1,422	10,892	3,650	3,315	3,693	3,250	3,122
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	394	1,790	680	317	494	516	412
(b) Transfers between variable accounts, net	167	262	1,648	38	48	372	(38)
(c) Transfers—policy charges and deductions	(188)	(959)	(333)	(211)	(331)	(318)	(223)
(d) Transfers—surrenders	(66)	(962)	(152)	(993)	(297)	(192)	(222)
(e) Transfers—other	(9)	14	61	(13)	(13)	(31)	(9)

Sub-Total	298	145	1,904	(862)	(99)	347	(80)

Total units outstanding at end of year	1,720	11,037	5,554	2,453	3,594	3,597	3,042

(1)	The Clifton Enhanced U.S. Equity Fund was liquidated as of June 30, 2003. All outstanding units were fully redeemed or transferred at or before that date (See Note 1 to Financial Statements).

(2)	Operations commenced during 2003 (See Note 1 to Financial Statements).

(3)	The Main Street Core Variable Account was formerly named Large-Cap Core Variable Account.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	Variable Accounts

	Managed Bond	Small-Cap Value (1)	Money Market	High Yield Bond	Equity Income	Equity	Aggressive Equity

Total units outstanding at beginning of year	7,163	—	16,460	2,075	710	4,499	3,189
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	844	106	12,104	261	390	948	691
(b) Transfers between variable accounts, net	(159)	928	(10,977)	282	291	(300)	70
(c) Transfers—policy charges and deductions	(521)	(41)	(1,589)	(167)	(106)	(465)	(374)
(d) Transfers—surrenders	(736)	(18)	(1,590)	(137)	(27)	(188)	(239)
(e) Transfers—other	(277)	(4)	(515)	(24)	(17)	26	61

Sub-Total	(849)	971	(2,567)	215	531	21	209

Total units outstanding at end of year	6,314	971	13,893	2,290	1,241	4,520	3,398

	Large-Cap Value	Comstock (2)	Real Estate	Mid-Cap Growth	I	II	III

Total units outstanding at beginning of year	7,083	557	2,264	1,540	1,726	887	1,129
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	1,621	267	361	439	285	180	240
(b) Transfers between variable accounts, net	1,248	1,115	175	833	157	252	483
(c) Transfers—policy charges and deductions	(825)	(130)	(219)	(246)	(120)	(81)	(101)
(d) Transfers—surrenders	(265)	(52)	(136)	(41)	(65)	(46)	(68)
(e) Transfers—other	(28)	(11)	(1)	(1)	(7)	(2)	(3)

Sub-Total	1,751	1,189	180	984	250	303	551

Total units outstanding at end of year	8,834	1,746	2,444	2,524	1,976	1,190	1,680

	IV (3)	V

Total units outstanding at beginning of year	913	210
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	58	69
(b) Transfers between variable accounts, net	(916)	188
(c) Transfers—policy charges and deductions	(34)	(24)
(d) Transfers—surrenders	(19)	(4)
(e) Transfers—other	(2)	—

Sub-Total	(913)	229

Total units outstanding at end of year	—	439

5. DIVIDENDS

During 2003, the Funds declared dividends for each portfolio/fund, except for the Aggressive Growth, I-Net Tollkeeper, Health Sciences, Technology, Growth LT, Focused 30, Mid-Cap Growth and Frontier Capital Appreciation Portfolios/Funds. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios/funds.

6. RELATED PARTY AGREEMENT

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

7. SUBSEQUENT EVENT

On February 24, 2004, the Pacific Select Fund’s Board approved a Plan of Reorganization (the “Reorganization”) whereby, subject to approval of shareholders of the Small-Cap Equity Portfolio, the underlying portfolio for the Small-Cap Equity Variable Account, the Small-Cap Index Portfolio, the underlying portfolio for the Small-Cap Index Variable Account, will acquire all of the assets and the liabilities of the Small-Cap Equity Portfolio. The Reorganization is expected to be effective as the close of business on April 30, 2004, or on a later date as the parties may agree.

(1)	Operations commenced during 2003 (See Note 1 to Financial Statements).

(2)	The Comstock Variable Account was formerly named Strategic Value Variable Account.

(3)	The Clifton Enhanced U.S. Equity Fund was liquidated as of June 30, 2003. All outstanding units were fully redeemed or transferred at or before that date (See Note 1 to Financial Statements).

INDEPENDENT AUDITORS’ REPORT

The Board of Directors

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities of Pacific Select Exec Separate Account (the “Separate Account”) (comprised of Blue Chip, Aggressive Growth, Diversified Research, Small-Cap Equity, International Large-Cap, Short Duration Bond, I Net Tollkeeper, Financial Services, Health Sciences, Technology, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Equity Index, Small-Cap Index, Multi Strategy, Main Street Core (formerly Large-Cap Core), Emerging Markets, Inflation Managed, Managed Bond, Small-Cap Value, Money Market, High Yield Bond, Equity Income, Equity, Aggressive Equity, Large-Cap Value, Comstock (formerly Strategic Value), Real Estate, and Mid-Cap Growth Variable Accounts, and Variable Account I, Variable Account II, Variable Account III, and Variable Account V, collectively, the “Variable Accounts”) as of December 31, 2003, the related statements of operations for the year then ended (as to the Short Duration Bond and Small-Cap Value Variable Accounts, for the period from commencement of operations through December 31, 2003, and as to the Variable Account IV, for the period ended June 30, 2003), and the statements of changes in net assets for each of the two years in the period then ended (as to the Equity Income Variable Account, for the year ended December 31, 2003, and for the period from commencement of operations through December 31, 2002, as to the Short Duration Bond and Small-Cap Value Variable Accounts, for the periods from commencement of operations through December 31, 2003, and as to the Variable Account IV, for the period ended June 30, 2003, and for the year ended December 31, 2002), and the financial highlights for each of the three years in the period then ended (as to the Blue Chip, Aggressive Growth, Short Duration Bond, Financial Services, Health Sciences, Technology, Capital Opportunities, Small-Cap Value, Equity Income, Mid-Cap Growth Variable Accounts, and Variable Account V for each of the periods from commencement of operations through December 31, 2003). These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements and financial highlights presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 2003, the results of their operations, the changes in their net assets, and the related financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California

February 24, 2004

L-1

Annual Reports

as of December 31, 2003

•	Pacific Select Fund

•	Pacific Select Exec Separate Account of Pacific Life Insurance Company

Accountants

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626

Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006-2401

Pacific Life Insurance Company

Client Services Department

700 Newport Center Drive

P.O. Box 7500

Newport Beach, California 92658-7500

ADDRESS SERVICE REQUESTED

Form No. 15-17463-14